Related Party Transactions - Transactions with non-executive directors and shareholders (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
R&D Collaboration
Related Party Transactions
Related party transaction, Total	€ 2,021	€ 2,050
Related party, Amounts outstanding at period-end	1,243	565
Consulting services
Related Party Transactions
Related party transaction, Total	60	120
Related party, Amounts outstanding at period-end	60	60
Board Remuneration
Related Party Transactions
Related party transaction, Total	343	229
Related party, Amounts outstanding at period-end	95	47
Cochlear | R&D Collaboration
Related Party Transactions
Related party transaction, Total	2,021	2,050
Cochlear | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Cochlear | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	0
MINV SA | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
MINV SA | Consulting services
Related Party Transactions
Related party transaction, Total	60	120
MINV SA | Board Remuneration
Related Party Transactions
Related party transaction, Total	0	0
Donald Deyo | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Donald Deyo | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Donald Deyo | Board Remuneration
Related Party Transactions
Related party transaction, Total	21	41
Robert Taub | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Robert Taub | Board Remuneration
Related Party Transactions
Related party transaction, Total	76	58
Kevin Rakin | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Kevin Rakin | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	48	38
Pierre Gianello | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Pierre Gianello | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	42	22
Jan Janssen | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Jan Janssen | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Jan Janssen | Board Remuneration
Related Party Transactions
Related party transaction, Total	12	35
Jurgen Hambrecht | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Jurgen Hambrecht | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	46	28
Rita Mills | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Rita Mills | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	47	7
Giny Kirby | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Giny Kirby | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Giny Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	28	0
Raymond Cohen | R&D Collaboration
Related Party Transactions
Related party transaction, Total	0	0
Raymond Cohen | Consulting services
Related Party Transactions
Related party transaction, Total	0	0
Raymond Cohen | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 23	€ 0